   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2005
                                                     REGISTRATION NO.: 333-81184
                                                                       811-21024
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933                /X/
                         PRE-EFFECTIVE AMENDMENT NO.                   / /
                        POST-EFFECTIVE AMENDMENT NO. 3                 /X/
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                          /X/
                                AMENDMENT NO. 5                        /X/

                                   ----------

             ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
                        (a Massachusetts business trust)
               (Exact Name of Registrant as Specified in Charter)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (Address of Principal Executive Office)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                             AMY R. DOBERMAN, ESQ.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (Name and Address of Agent for Service)

                                   ----------

                                    COPY TO:
         CARL FRISCHLING, ESQ.                   STUART M. STRAUSS, ESQ.
  KRAMER LEVIN NAFTALIS & FRANKEL LLP            CLIFFORD CHANCE US LLP
      1177 AVENUE OF THE AMERICAS                  31 WEST 52ND STREET
       NEW YORK, NEW YORK 10036                  NEW YORK, NEW YORK 10019

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after this Post-Effective Amendment becomes effective.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
     (CHECK APPROPRIATE BOX):
          / /  Immediately upon filing pursuant to paragraph (b)
          / /  On (date) pursuant to paragraph (b)
          / / 60 days after filing pursuant to paragraph (a)(1) /X/ On October 28, 2005 pursuant to paragraph (a)(1)
          / /  75 days after filing pursuant to paragraph (a)(2)
          / /  On (date) pursuant to paragraph (a)(2) of Rule 485.

                             AMENDING THE PROSPECTUS
          If appropriate, check the following box:
          / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

[GRAPHIC]

MORGAN STANLEY FUNDS


ACTIVE ASSETS -- INSTITUTIONAL MONEY TRUST
                 INSTITUTIONAL GOVERNMENT
                 SECURITIES TRUST


TWO SEPARATE MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE ASSETS ACCOUNT(R) OR BUSINESSCAPE(R) FINANCIAL SERVICE PROGRAMS.


FOR INFORMATION ON THE ACTIVE ASSETS ACCOUNT OR BUSINESSCAPE FINANCIAL SERVICE PROGRAMS, READ THE RESPECTIVE CLIENT ACCOUNT AGREEMENT AND/OR CALL
(800) 869-3326 (FOR THE ACTIVE ASSETS ACCOUNT PROGRAM) OR (800) 355-3086 (FOR THE BUSINESSCAPE PROGRAM).

[MORGAN STANLEY LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

OCTOBER 28, 2005

CONTENTS


ELIGIBLE INVESTORS/OVERVIEW                                                           1

THE FUNDS

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
         Investment Objectives                                                        2
         Principal Investment Strategies                                              2
         Principal Risks                                                              2
         Past Performance                                                             4
         Fees and Expenses                                                            5
         Portfolio Holdings                                                           5

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
         Investment Objectives                                                        6
         Principal Investment Strategies                                              6
         Principal Risks                                                              7
         Past Performance                                                             8
         Fees and Expenses                                                            9
         Portfolio Holdings                                                           9

FUND MANAGEMENT                                                                      10

SHAREHOLDER INFORMATION
         Pricing Fund Shares                                                         12
         How Are Fund Investments Made?                                              12
         How are Fund Shares Sold?                                                   13
         Distributions                                                               15
         Frequent Purchases and Redemptions of Fund Shares                           15
         Tax Consequences                                                            15
         Additional Information                                                      16

FINANCIAL HIGHLIGHTS                                                                 17


This PROSPECTUS contains important information about the Funds. Please read it carefully and keep it for future reference.

ELIGIBLE INVESTORS/OVERVIEW


Active Assets Institutional Money Trust and Active Assets Institutional Government Securities Trust (each, a "Fund," and together, the "Funds") are two separate money market funds offered exclusively to participants in the Active Assets Account or BusinesScape financial service programs (the "Financial Service Programs") offered by Morgan Stanley DW Inc. ("Morgan Stanley DW"). (Morgan Stanley DW is affiliated with Morgan Stanley Investment Advisors Inc., the Funds' "Investment Adviser.")


Participants in the Financial Service Programs are offered a Morgan Stanley brokerage account that is linked to the Funds, as well as to Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (four other money market funds participating in the Financial Service Programs), a debit card, checkwriting privileges, direct deposit service, online account access and, in the case of the Active Assets Account program, a federally insured bank account. In addition, participants in the BusinesScape program may have access to a commercial line of credit.


The annual fee charged for participating in the Active Assets Account or the BusinesScape Financial Service Programs is currently waived for investors in the Funds. At any time, Morgan Stanley DW may change the annual fee charged and the services provided under the Financial Service Programs. For details on the Financial Service Programs, please read the respective client account agreement and/or call toll-free (800) 869-3326 (for the Active Assets Account program) or toll free (800) 355-3086 (for the BusinesScape program).

The minimum amount required to make an initial investment in either Fund is $5 million. Thereafter, the value of your investment must be maintained at a minimum of $2 million. The Investment Adviser, in its sole discretion, may waive these requirements in certain circumstances.

THE FUNDS
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

INVESTMENT OBJECTIVES

[GRAPHIC]

The Fund is a money market fund that seeks high current income, preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

[GRAPHIC]


The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


The Fund may invest in the following money market securities:

-  Commercial paper.

-  Corporate debt obligations.

- Debt obligations of U.S.-regulated banks (including domestic branches of foreign banks) and instruments secured by those obligations (including certificates of deposit).

-  Certificates of deposit of savings banks and savings and loan associations.

- Debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

- Repurchase agreements (which may be viewed as a type of secured lending by the Fund).


-  U.S. dollar-denominated foreign bank obligations.


- Adjustable rate government securities with final maturities in excess of 397 days.

-  Asset-backed securities.

-  Promissory notes and funding agreements.

-  Tax-exempt variable rate demand notes.

PRINCIPAL RISKS

[GRAPHIC]

There is no assurance that the Fund will achieve its investment objectives. Shares of the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[SIDENOTE]

MONEY MARKET

A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.

YIELD

THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.


The Investment Adviser actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.


PROMISSORY NOTES AND FUNDING AGREEMENTS RISK. The Fund may invest in unsecured promissory notes and funding agreements. The secondary market, if any, for unsecured promissory notes and funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Fund may invest up to 10% in illiquid securities, including unsecured promissory notes and funding agreements.

ASSET-BACKED SECURITIES RISK. The Fund may invest in asset-backed securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

TAX-EXEMPT VARIABLE RATE DEMAND NOTES RISK. The Fund may invest in tax-exempt variable rate demand notes. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.


FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar-denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Adviser determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

PAST PERFORMANCE

[GRAPHIC]

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CALENDAR YEARS

[CHART]

2001    4.19%
2002    1.67%
2003    1.03%
2004


The year-to-date total return as of September 30, 2005 was ___%.

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___________) and the lowest return for a calendar quarter was ___% (quarter ended ___________).


[SIDENOTE]

ANNUAL TOTAL RETURNS.


THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST FOUR CALENDAR YEARS.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2004)



                                                                           LIFE OF FUND
                                                      PAST 1 YEAR    (SINCE FEBRUARY 15, 2000)
   Active Assets Institutional Money Trust               ____%                 ____%


For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

FEES AND EXPENSES

[GRAPHIC]

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.

ANNUAL FUND OPERATING EXPENSES


   Advisory fee*                                                                       ____%
   Distribution and service (12b-1) fees                                                None
   Other expenses*                                                                     ____%
   Total annual Fund operating expenses(1)                                             ____%



* Expense information in the table has been restated to reflect current fees (see "Fund Management").

(1) The Investment Adviser has agreed to assume all operating expenses of the Fund (except for brokerage fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation exceed 0.20% of the average daily net assets of the Fund and will continue to do so on a permanent basis. [This waiver had no effect on the expenses set forth in the table above.]


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


         1 YEAR                  3 YEARS                5 YEARS               10 YEARS
         $____                    $____                  $____                 $____



PORTFOLIO HOLDINGS

[GRAPHIC]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's STATEMENT OF ADDITIONAL INFORMATION.


[SIDENOTE]

AVERAGE ANNUAL TOTAL RETURNS.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.


ANNUAL FUND OPERATING EXPENSES.

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS.

THE FUNDS
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVES

[GRAPHIC]

The Fund is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

[GRAPHIC]


The Fund invests at least 80% of its assets in high quality, short-term U.S. government securities. In selecting investments, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


The Fund may invest in the following U.S. government securities:

- U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

- Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

- Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

- Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

The Fund also may invest up to 10% of its assets in Federal Deposit Insurance Corporation ("FDIC") insured certificates of deposit of banks and savings and loan institutions, and adjustable rate government securities with final maturities in excess of 397 days.

In addition, the Fund may invest in repurchase agreements which may be viewed as a type of secured lending by the Fund.

[SIDENOTE]

MONEY MARKET

A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.

YIELD

THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.

PRINCIPAL RISKS

[GRAPHIC]

There is no assurance that the Fund will achieve its investment objectives. Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its U.S. government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.


Credit risk is minimal with respect to the Fund's U.S. government securities investments. Repurchase agreements and insured certificates of deposit may involve a greater degree of credit risk. The Investment Adviser, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

PAST PERFORMANCE

[GRAPHIC]

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURN--CALENDAR YEAR

[CHART]

2003    1.09%
2004


The year-to-date total return as of September 30, 2005 was ____%.

During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ended ___________) and the lowest return for a calendar quarter was ____% (quarter ended ___________).


[SIDENOTE]

ANNUAL TOTAL RETURNS.


THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST TWO CALENDAR YEARS.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2004)



                                                                                LIFE OF FUND
                                                             PAST 1 YEAR   (SINCE NOVEMBER 4, 2002)
   Active Assets Institutional Government Securities Trust     ____%                ____%


For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

FEES AND EXPENSES

[GRAPHIC]

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and service (12b-1) fees.

ANNUAL FUND OPERATING EXPENSES


   Advisory fee*                                                                       ____%
   Distribution and service (12b-1) fees                                               None
   Other expenses                                                                      ____%
   Total annual Fund operating expenses(1)                                             ____%



* Expense information in the table has been restated to reflect current fees (see "Fund Management").

(1) Through December 31, 2006, the Investment Adviser has agreed to cap the operating expenses of the Fund (except for brokerage fees) and to waive the compensation provided for in its Investment Advisory Agreement as follows:
     [0.05% of the Fund's daily net assets while the Fund's net assets are up to $250 million]; 0.10% of the Fund's daily net assets while the Fund's net assets are between $250 million and $500 million; 0.15% of the Fund's daily net assets while the Fund's net assets are between $500 million and $750 million; and 0.20% of the Fund's daily net assets once the Fund's net assets exceed $750 million. Thereafter, the Investment Adviser has agreed under its Investment Advisory Agreement with the Fund to assume the Fund's operating expenses (except for brokerage fees), to the extent such expenses exceed on an annual basis, 0.20% of the average daily net assets of the Fund. The fees disclosed above reflect the assumption of such expenses and waiver of compensation by the Investment Adviser to the extent such operating expenses exceed on an annualized basis 0.20% of the average daily net assets of the Fund. For the year ended June 30, 2005, taking the waiver/assumption into account, the total operating expenses of the Fund were ____%.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


         1 YEAR                  3 YEARS                5 YEARS               10 YEARS
          $___                    $___                   $___                   $___



PORTFOLIO HOLDINGS

[GRAPHIC]

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's STATEMENT OF ADDITIONAL INFORMATION.


[SIDENOTE]

AVERAGE ANNUAL TOTAL RETURNS.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.


ANNUAL FUND OPERATING EXPENSES.

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS.

FUND MANAGEMENT


Each Fund has retained the Investment Adviser--Morgan Stanley Investment Advisors Inc.--to provide investment advisory services. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser's address is 1221 Avenue of the Americas, New York, NY 10020.

Prior to November 1, 2004, the Funds had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to each Fund's investment management agreement (the "Management Agreement") pursuant to which the Fund paid the Investment Adviser a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Adviser at the annual rate of 0.15% of the daily net assets of each Fund.

For the fiscal year ended June 30, 2005, the Funds accrued total compensation to the Investment Adviser amounting to ____% of each Fund's average daily net assets.

Effective November 1, 2004, the Board of Trustees approved for each Fund an amended and restated investment advisory agreement to remove the administrative services component from each Fund's Management Agreement and to reduce the investment advisory fee to the annual rate of 0.10% of the daily net assets of each Fund. The administrative services previously provided to the Funds by the Investment Adviser are being provided by Morgan Stanley Services Company Inc. ("Administrator") pursuant to a separate administration agreement entered into by each Fund with the Administrator. Such change resulted in a 0.05% reduction in the advisory fee concurrent with the implementation of a 0.05% administration fee pursuant to the new administration agreement.

In the case of Active Assets Institutional Government Securities Trust, the Investment Adviser has capped the Fund's expenses as follows through December 31, 2006: 0.05% of the Fund's daily net assets while the Fund's net assets are up to $250 million; 0.10% of the Fund's daily net assets while the Fund's net assets are between $250 million and $500 million; 0.15% of the Fund's daily net assets while the Fund's net assets are between $500 million and $750 million; and 0.20% of the Fund's daily net assets once the Fund's net assets exceed $750 million.


[SIDENOTE]

MORGAN STANLEY INVESTMENT ADVISORS INC.


THE INVESTMENT ADVISER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY, HAD APPROXIMATELY $___ BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF SEPTEMBER 30, 2005.

Thereafter, in the case of Active Assets Institutional Government Securities Trust, and on an ongoing basis in the case of Active Assets Institutional Money Trust, the Investment Adviser has agreed, under each respective Investment Advisory Agreement and Administration Agreement, to assume Fund operating expenses (except for brokerage fees) to the extent such operating expenses exceed on an annualized basis 0.20% of the average daily net assets of the Fund. This may reduce the fees under the Investment Advisory Agreement and the Administration Agreement below 0.15% for the Funds. For example, in the case of Active Assets Institutional Money Trust, if "other expenses" are estimated to be 0.06% of the Fund's average daily net assets, then the investment advisory and administration fee paid by the Fund would equal 0.14% of the Fund's average daily net assets. If in the future "other expenses" decline to 0.05% of the Fund's average daily net assets, the investment advisory and administration fee paid by the Fund would equal 0.15% of the Fund's average daily net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in each Fund's annual report to shareholders for the fiscal year ended June 30, 2005.

SHAREHOLDER INFORMATION

PRICING FUND SHARES

[GRAPHIC]

The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

The net asset value per share of each Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open. On days when the New York Stock Exchange closes prior to such time, the net asset value per share of the Funds will be determined at such earlier time. Shares will not be priced on days that the New York Stock Exchange is closed.

HOW ARE FUND INVESTMENTS MADE?

[GRAPHIC]

Cash balances in your Financial Service Program account (through the Active Assets Account or the BusinesScape programs) that are not invested in securities will be automatically invested in shares of the Fund of your choice on each day that the New York Stock Exchange is open for business. Investors in either Financial Service Program may select any fund offered for investment to Financial Service Program participants, including the Funds and Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust. Alternatively, if you are a participant in the Active Assets Account program, you may choose to have your cash balances deposited in a federally insured bank account designated by Morgan Stanley DW rather than invested in a fund. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. You may change your investment selection at any time by notifying your Morgan Stanley Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law.

[SIDENOTE]

CONTACTING A FINANCIAL ADVISOR

IF YOU ARE NEW TO THE MORGAN STANLEY FUNDS AND WOULD LIKE TO CONTACT A MORGAN STANLEY FINANCIAL ADVISOR, CALL TOLL-FREE 1-866-MORGAN8 FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT: www.morganstanley.com/funds

WIRING MONEY TO YOUR ACCOUNT. If you want to purchase Fund shares by wiring federal funds to your account, contact your Morgan Stanley Financial Advisor. If your wire is received prior to 4:00 p.m. Eastern time, your money will be invested in shares of the selected Fund on that day at the Fund's share price calculated on that day.

AUTOMATIC PURCHASES. Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances or withdrawals, and any checks written against the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of your selected Fund on the next business day at the Fund's share price calculated on that next day. However, if you make a cash payment into your account (by check) after Morgan Stanley's deadline for processing checks has passed, then investment in the Fund may not occur until the second business day after the payment is made (at the share price calculated on that day).

ALL PURCHASES. You begin earning dividends the same day your Fund shares are purchased. Each Fund will effect orders to purchase shares on each day the New York Stock Exchange is open. Orders to purchase shares must be received prior to 4:00 p.m. Eastern time. In the event that the New York Stock Exchange closes prior to such time, orders must be received prior to such earlier time. Orders received after such time will be processed the following business day.

HOW ARE FUND SHARES SOLD?

[GRAPHIC]

VOLUNTARY SALES. If you wish to sell all or some of your Fund shares, you may do so by:

(a) instructing your Morgan Stanley Financial Advisor to wire transfer federal funds to your bank;

(b) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks); or

(c) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals).

Once you have taken any of these steps, your sale will normally be processed on that same day at the Fund's share price calculated that day. If you submit a wire instruction to sell shares of a Fund before 4:00 p.m. Eastern time, you will receive payment of your sale proceeds on that day. If you submit your instruction after such times, your shares will be sold on the next business day and you will receive the proceeds from the sale on that next day. If you seek to sell Fund shares by writing a check against your account, Fund shares will not be sold until the day on which the check is presented for payment. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Financial Advisor or the applicable information number listed above or appearing on the cover of this PROSPECTUS to determine the value of the Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals, then Morgan Stanley DW may take the authorized steps described in your client account agreement. If you seek to sell shares by wire instruction, the amount covered in the instruction may not exceed the value of Fund shares you hold less any debits accrued to your account; otherwise, the wire instruction will be refused and you will need to resubmit the instruction for a lesser amount.

AUTOMATIC SALES

NEGATIVE BALANCES IN YOUR FINANCIAL SERVICE PROGRAM ACCOUNT. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the same day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that day. If the value of your Fund shares is insufficient to equal the negative balance, Morgan Stanley DW is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

In addition, if Morgan Stanley DW exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.

INSUFFICIENT INVESTMENT AMOUNTS. If your investment in a Fund falls below the Fund's minimum maintenance requirement, your Fund shares will be sold and the proceeds will be reinvested as follows:

   IF YOUR INVESTMENT IS IN        AND THE VALUE OF YOUR INVESTMENT IS LESS THAN    YOUR PROCEEDS WILL BE INVESTED IN
   Active Assets Institutional
   Money Trust                     $ 2 million                                      Active Assets Money Trust

   Active Assets Institutional                                                      Active Assets Government
   Government Securities Trust     $ 2 million                                      Securities Trust

You should be aware that Active Assets Money Trust and Active Assets Government Securities Trust are subject to higher annual expenses than the Funds. In addition, if your investment is reinvested in shares of Active Assets Money Trust or Active Assets Government Securities Trust, you will lose one or more day's dividend because of the timing difference between the way the funds earn dividends. Please consult the appropriate fund's prospectus for more details.

The value of your investment will be tracked on a 30-day rolling average basis. In the event the value of your investment does not meet the minimum maintenance requirement for your Fund, we will provide you notice that allows you 30 days to increase your investment amount to satisfy the Fund's minimum maintenance requirement. A pattern of frequent notices may result in the Fund, in its discretion, automatically selling your shares, even if you meet the minimum maintenance requirement at the time of such sale. However, your shares will not be sold unless you had previously received a notice alerting you that the next time the value of your shares falls below your Fund's maintenance minimum (based on a 30-day rolling average basis) your shares will automatically be sold.


ALL SALES. You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to 4:00 p.m. Eastern time or, if the New York Stock Exchange closes earlier than 4:00 p.m., prior to such earlier closing time. Orders received after such time will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Adviser believes that same day payment is impractical or could have a material adverse impact on the Fund. For example, on any day that the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


DISTRIBUTIONS

[GRAPHIC]


Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions." The Investment Adviser does not anticipate that there will be significant capital gain distributions.


Each Fund declares and pays income dividends on each day the New York Stock Exchange is open for business, of all of its daily net investment income to shareholders of record as of 4:00 p.m. Eastern time (or, on days when the New York Stock Exchange closes prior to such time, at such earlier time). Dividends are reinvested automatically in additional shares of the respective Fund (rounded to the last 1/100 of a share). Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least once in December.


FREQUENT PURCHASES AND REDEMPTIONS

[GRAPHIC]

Because, as money market funds, each Fund's principal investment strategy is to maintain a stable share price, frequent purchases and redemptions of shares by Fund shareholders generally do not present risks for other shareholders of each Fund. Therefore, the policies and procedures regulating frequent purchases and redemptions adopted by the Funds' Board of Trustees applicable to other Morgan Stanley Funds are not applicable with respect to frequent purchases and redemptions of each Fund shares. However, frequent trading by Fund shareholders can disrupt management of each Fund and raise its expenses. Therefore, we may not accept any request for a purchase when we believe that it is being used as a tool for market timing and we may bar shareholders who trade excessively from making further purchases for an indefinite period.


TAX CONSEQUENCES

[GRAPHIC]

As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Your distributions are normally subject to federal and state income tax when they are paid. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in a Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this PROSPECTUS this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income.

ADDITIONAL INFORMATION

[GRAPHIC]


The Investment Adviser and/or the distributor may pay additional compensation (out of their own funds and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Funds over other investment options. Any such payments will not change the net asset value or the price of the Funds' shares. For more information, please see the Funds' STATEMENT OF ADDITIONAL INFORMATION.

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by _________________, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION from the Fund's annual report, which is available upon request.

[To Come]

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by _________________, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are incorporated by reference in the STATEMENT OF ADDITIONAL INFORMATION from the Fund's annual report, which is available upon request.

[To Come]

Additional information about each Fund's investments is available in each Funds' ANNUAL and SEMI-ANNUAL REPORTS TO SHAREHOLDERS. The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call toll-free (800) 869-NEWS. Free copies of these documents are also available from our Internet site at: www.morganstanley.com/funds

You also may obtain information about the Funds by calling your Morgan Stanley Financial Advisor or by visiting our Internet site.


Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

TICKER SYMBOLS:

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST                           AVIXX
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT
SECURITIES TRUST                                                  AISXX

THE FUNDS' INVESTMENT COMPANY ACT FILE NOS. ARE:
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST                        811-9713
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT
SECURITIES TRUST                                              811-21024


Investments and services are offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley, Active Assets, Active Assets Account and BusinesScape are service marks of Morgan Stanley or its affiliates.

(C) 2005 Morgan Stanley


[MORGAN STANLEY LOGO]

CLF#37854 PRO-00

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                      Active Assets -- Institutional Money Trust
                                                       Institutional Government
                                                       Securities Trust


                                                                     37854 10/05

                             TWO SEPARATE MONEY MARKET FUNDS OFFERED EXCLUSIVELY
                            TO PARTICIPANTS IN THE ACTIVE ASSETS OR BUSINESSCAPE
                                                     FINANCIAL SERVICE PROGRAMS.


[MORGAN STANLEY LOGO]

                                                                      Prospectus

                                                                October 28, 2005

STATEMENT OF ADDITIONAL INFORMATION                    ACTIVE ASSETS

OCTOBER 28, 2005                                       INSTITUTIONAL MONEY TRUST


                                                       ACTIVE ASSETS
                                                       INSTITUTIONAL
                                                       GOVERNMENT
                                                       SECURITIES TRUST



     This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS (dated October 28, 2005) for Active Assets Institutional Money Trust and Active Assets Institutional Government Securities Trust (each, a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.

     The Funds' audited financial statements for the fiscal year ended June 30,
2005, including notes thereto and the report of     , are herein incorporated by
reference from the Funds' Annual Reports. Copies of the Funds' ANNUAL REPORTS TO SHAREHOLDERS must accompany the delivery of this STATEMENT OF ADDITIONAL INFORMATION.


Active Assets Institutional Money Trust
Active Assets Institutional Government Securities Trust
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS


   I.  History of the Funds                                                                      4
  II.  Description of the Funds and Their Investments and Risks                                  4
       A. Classification                                                                         4
       B. Investment Strategies and Risks                                                        4
       C. Investment Objectives/Policies/Investment Restrictions                                 7
       D. Disclosure of Portfolio Holdings                                                       8
 III.  Management of the Funds                                                                  12
       A. Board of Trustees                                                                     12
       B. Management Information                                                                12
       C. Compensation                                                                          19
  IV.  Control Persons and Principal Holders of Securities                                      20
   V.  Investment Advisory and Other Services                                                   20
       A. Investment Adviser and Administrator                                                  20
       B. Principal Underwriter                                                                 21
       C. Services Provided by the Investment Adviser and Administrator                         22
       D. Other Service Providers                                                               23
       E. Codes of Ethics                                                                       23
       F. Proxy Voting Policy and Proxy Voting Record                                           23
       G. Revenue Sharing                                                                       25
  VI.  Brokerage Allocation and Other Practices                                                 26
       A. Brokerage Transactions                                                                26
       B. Commissions                                                                           26
       C. Brokerage Selection                                                                   26
       D. Directed Brokerage                                                                    27
       E. Regular Broker-Dealers                                                                27
 VII.  Capital Stock and Other Securities                                                       27
VIII.  Purchase, Redemption and Pricing of Shares                                               28
       A. Purchase/Redemption of Shares                                                         28
       B. Offering Price                                                                        28
  IX.  Taxation of the Funds and Their Shareholders                                             30
   X.  Underwriters                                                                             32
  XI.  Performance Data                                                                         32
 XII.  Financial Statements                                                                     32
XIII.  Fund Counsel                                                                             32

GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).


     "ADMINISTRATOR" OR "MORGAN STANLEY SERVICES" -- Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Adviser.


     "CUSTODIAN" -- The Bank of New York is the Custodian of the Funds' assets.

     "DISTRIBUTOR" -- Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "FINANCIAL ADVISORS" -- Morgan Stanley authorized financial services representatives.

     "FUND" -- Either of Active Assets Institutional Money Trust or Active Assets Institutional Government Securities Trust, each a registered, no-load open-end investment company.

     "INDEPENDENT TRUSTEES" -- Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended ("Investment Company Act")) of the Funds.


     "INVESTMENT ADVISER" -- Morgan Stanley Investment Advisors Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.


     "MORGAN STANLEY & CO." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     "MORGAN STANLEY DW" -- Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.


     "MORGAN STANLEY FUNDS" -- Registered investment companies for which the Investment Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

     "TRANSFER AGENT" -- Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.


     "TRUSTEES" -- The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS

     Each Fund was organized as a Massachusetts business trust, under a separate Declaration of Trust. Active Assets Institutional Money Trust was organized on November 23, 1999. Active Assets Institutional Government Securities Trust was organized on January 18, 2002.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

A. CLASSIFICATION


     Each Fund is an open-end, diversified management investment company whose investment objectives is to provide high current income, preservation of capital and liquidity.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS entitled "Principal Investment Strategies" and "Principal Risks."

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits. In addition, Active Assets Institutional Money Trust may invest in repurchase agreements backed by non-governmental collateral. Such repurchase agreements may be subject to the automatic stay provision of the Bankruptcy Code, and may result in the inability of a Fund to immediately liquidate the collateral in the event of default or bankruptcy by the seller.


     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored by the Investment Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act (the "Rule")) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by the Requisite NRSROs, as determined by the Board of Trustees of the Fund or its delegate. Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its net assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Adviser, liquidity or other considerations warrant.


     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each Fund may invest in variable rate and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. Each Fund will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Funds and for purposes other than meeting redemptions may not exceed 5% of each Fund's total assets.


     PRIVATE PLACEMENTS. Active Assets Institutional Money Trust may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933, as amended ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities."


     LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

     As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Funds' management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

     When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

     PROMISSORY NOTES. The Fund may invest in unsecured promissory notes. Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in corporate debt. The Fund may invest up to 10% in illiquid securities, including unsecured bank promissory notes.

     FUNDING AGREEMENTS. The Fund may invest in funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Fund may be treated as illiquid. The Fund may invest up to 10% in illiquid securities, including funding agreements.

     TAX-EXEMPT VARIABLE RATE DEMAND NOTES. The Fund may invest in tax-exempt variable rate demand notes, which are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations.


     CORPORATE DEBT OBLIGATIONS. Corporate debt obligations are fixed income securities issued by private corporations. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Fund will buy corporate debt obligations subject to any quality constraints set forth under Rule 2a-7 of the Investment Company Act.


     ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

     Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies of instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries or repossessed collateral may not, in some cases, be available to support payments on those securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

     ADJUSTABLE RATE GOVERNMENT SECURITIES. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

C. INVESTMENT OBJECTIVES/POLICIES/INVESTMENT RESTRICTIONS


     Each Fund's investment objectives, policies and restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, in each case, unless otherwise noted or required by law (such as limitations relating to borrowing or investments in illiquid securities), except in the case of borrowing and investments in illiquid securities.


     Each Fund will:

     1.   Seek high current income, preservation of capital and liquidity.

     Each Fund will not:

     1. Borrow money, except for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, provided that (i) borrowing in the aggregate may not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed); or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 33 1/3% of the value of the Fund's total assets, and (ii) borrowing for purposes other than meeting redemption requests may not exceed 5% of the value of the Fund's total assets (including the amount borrowed).

     2. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer.

     3. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security).

     4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     5.   Purchase any common stocks or other equity securities.

     6. Make loans to others, except through the purchase of the permitted debt obligations and repurchase agreements; and loans of portfolio securities in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines established by the Fund's Board of Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

     7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein.

     8. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

     9.   Underwrite securities of other issuers.

     10. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) entering into any reverse repurchase agreement; (c) purchasing any securities on a when-issued or delayed delivery basis; or (d) borrowing money in accordance with restrictions described above.

     In addition, as a non-fundamental policy, each Fund may not invest in other investment companies in reliance on Section 12(d)(1)(F), 12(d)(1)(G), or 12(d)(1)(J) of the Investment Company Act. Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.


D. DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds' Board of Trustees and the Investment Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Investment Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Funds' and the Investment Adviser's fiduciary duties to Fund shareholders. The Investment Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Funds. Consideration includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Investment Adviser or by any affiliated person of the Investment Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Funds have a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

     The Funds make available on their public website complete portfolio holdings information quarterly on a calendar quarter basis with a minimum 30 business day lag.

     The Funds provide a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

     All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

     The Funds may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Investment Adviser or the Funds and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

     The Investment Adviser may provide interest lists to broker-dealers who execute securities transactions for the Funds without entering into a nondisclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Investment Adviser or any affiliate of the Investment Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

     Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by that Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

     The Funds may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

     The Funds may disclose portfolio holdings to transition managers, provided that the Funds have entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

     The Investment Adviser and/or the Funds have entered into ongoing arrangements to make available public and/or non-public information about the Funds' portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a nondisclosure agreement with each Fund, or owes a duty of trust or confidence to the Investment Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or each Fund's Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to each Fund's Board of Trustees, or designated Committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

     The Investment Adviser and/or each Fund currently have entered into ongoing arrangements with the following parties:



NAME                                            INFORMATION DISCLOSED         FREQUENCY(1)                LAG TIME
-------------------------------------------  --------------------------  --------------------  -------------------------------
SERVICE PROVIDERS
Institutional Shareholder Services (ISS)     Complete portfolio          Twice a month                        (2)
  (proxy voting agent)(*)                    holdings

Morgan Stanley Trust(*)                      Complete portfolio          As needed                            (2)
                                             holdings

The Bank of New York(*)                      Complete portfolio          As needed                            (2)
                                             holdings

FT Interactive Data Pricing Service          Complete portfolio          As needed                            (2)
  Provider(*)                                holdings

FUND RATING AGENCIES
Lipper(*)                                    Top Ten and Complete        Quarterly basis       Approximately 15 days after
                                             portfolio holdings                                quarter end and approximately
                                                                                               30 days after quarter end

Morningstar(**)                              Top Ten and Complete        Quarterly basis       Approximately 15 days after
                                             portfolio holdings                                quarter end and approximately
                                                                                               30 days after quarter end

Standard & Poor's(*)                         Complete portfolio          Quarterly basis       Approximately 15 day lag
                                             holdings

Investment Company Institute(**)             Top Ten portfolio holdings  Quarterly basis       Approximately 15 days after
                                                                                               quarter end

CONSULTANTS AND ANALYSTS
Americh Massena & Associates, Inc.(*)        Top Ten and Complete        Quarterly basis(5)    Approximately 10-12 days after
                                             portfolio holdings                                quarter end

Bloomberg(**)                                Complete portfolio          Quarterly basis       Approximately 30 days after
                                             holdings                                          quarter end

Callan Associates(*)                         Top Ten and Complete        Monthly and           Approximately 10-12 days after
                                             portfolio holdings          quarterly basis,      month/quarter end
                                                                         respectively(5)

NAME                                            INFORMATION DISCLOSED         FREQUENCY(1)                LAG TIME
-------------------------------------------  --------------------------  --------------------  -------------------------------
Cambridge Associates(*)                      Top Ten and Complete        Quarterly basis(5)    Approximately 10-12 days after
                                             portfolio holdings                                quarter end

Citigroup(*)                                 Complete portfolio          Quarterly basis(5)    At least one day after quarter
                                             holdings                                          end

CTC Consulting, Inc.(**)                     Top Ten and Complete        Quarterly basis       Approximately 15 days after
                                             portfolio holdings                                quarter end and approximately
                                                                                               30 days after quarter end,
                                                                                               respectively

Evaluation Associates(*)                     Top Ten and Complete        Monthly and           Approximately 10-12 days after
                                             portfolio holdings          quarterly basis,      month/quarter end
                                                                         respectively(5)

Fund Evaluation Group(**)                    Top Ten portfolio           Quarterly basis       At least 15 days after quarter
                                             holdings(3)                                       end

Jeffrey Slocum & Associates(*)               Complete portfolio          Quarterly basis(5)    Approximately 10-12 days after
                                             holdings(4)                                       quarter end

Hammond Associates(**)                       Complete portfolio          Quarterly basis       At least 30 days after quarter
                                             holdings(4)                                       end

Hartland & Co.(**)                           Complete portfolio          Quarterly basis       At least 30 days after quarter
                                             holdings(4)                                       end

Hewitt Associates(*)                         Top Ten and Complete        Monthly and           Approximately 10-12 days after
                                             portfolio holdings          quarterly basis,      month/quarter end
                                                                         respectively(5)

                                             Top Ten and Complete        Monthly and           Approximately 10-12 days after
                                             portfolio holdings          quarterly basis,      month/quarter end
                                                                         respectively(5)

Mobius(**)                                   Top Ten portfolio           Monthly basis         At least 15 days after month
                                             holdings(3)                                       end

Nelsons(**)                                  Top Ten portfolio           Quarterly basis       At least 15 days after quarter
                                             holdings(3)                                       end

Prime Buchholz & Associates, Inc.(**)        Complete portfolio          Quarterly basis       At least 30 days after quarter
                                             holdings(4)                                       end

PSN(**)                                      Top Ten portfolio           Quarterly basis       At least 15 days after quarter
                                             holdings(3)                                       end

PFM Asset Management LLC(*)                  Top Ten and Complete        Quarterly basis(5)    Approximately 10-12 days after
                                             portfolio holdings                                quarter end

Russell Investment Group/Russell/Mellon      Top Ten and Complete        Monthly and           At least 15 days after month
  Analytical Services, Inc.(**)              portfolio holdings          quarterly basis       end and at least 30 days after
                                                                                               quarter end, repectively

Strafford Advisory Group, Inc.(*)            Top Ten portfolio           Quarterly basis(5)    Approximately 10-12 days after
                                             holdings(6)                                       quarter end

Thompson Financial(**)                       Complete portfolio          Quarterly basis       At least 30 days after quarter
                                             holdings(4)                                       end

Watershed Investment Consultants, Inc.(*)    Top Ten and Complete        Quarterly basis(5)    Approximately 10-12 days after
                                             portfolio holdings                                quarter end

Yanni Partners(**)                           Top Ten portfolio           Quarterly basis       At least 15 days after quarter
                                             holdings(3)                                       end

PORTFOLIO ANALYTICS PROVIDERS
Fact Set(*)                                  Complete portfolio          Daily                 One day
                                             holdings


----------

(*) This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.
(**) The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.
(1) Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).
(2) Information will typically be provided on a real time basis or as soon thereafter as possible.
(3) Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.
(4) Top Ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)  This information will also be provided upon request from time to time.
(6) Complete portfolio holdings will also be provided upon request from time to time.

     In addition, persons who owe a duty of trust or confidence to the Investment Adviser or each Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently these persons include (i) each Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to each Fund (on an as needed basis), (iii) counsel to the independent trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

     All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and each Fund's Board of Trustees (or a designated Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists;
(iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Investment Adviser shall report quarterly to the Board of Trustees (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Investment Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the material nonpublic information.

     In no instance may the Investment Adviser or the Funds receive any compensation or consideration in exchange for the portfolio holdings information.

     The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

     (a) The PHRC, which will consist of executive officers of each Fund and the Investment Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

     (b) The PHRC will periodically review and have the authority to amend as necessary each Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

     (c) The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest rates; (iii) Shareholder in-kind distributions; (iv) attribution analysis; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Investment Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Investment Adviser, the Distributor or any affiliated person of the Funds, the Investment Adviser or the Distributor, on the other.

     (d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third-party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed nondisclosure agreement. At least three members of the PHRC, or their designees, and one member of the Funds' Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

     (e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

III. MANAGEMENT OF THE FUNDS

A. BOARD OF TRUSTEES


     The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Adviser to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.


     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION


     TRUSTEES AND OFFICERS. The Board of each Fund consists of nine Trustees. These same individuals also serve as directors or trustees for all of the funds advised by the Investment Adviser (the "Retail Funds") and certain of the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds"). Seven Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser's parent company, Morgan Stanley. These are the "non-interested" or "Independent" Trustees. The other two Trustees (the "Management Trustees") are affiliated with the Investment Adviser.

     The Independent Trustees of each Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2004) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment advisor that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).



                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                  IN FUND
                             POSITION(S)  LENGTH OF                                               COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     TIME            PRINCIPAL OCCUPATION(S) DURING        OVERSEEN     OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANTS   SERVED*                  PAST 5 YEARS**               BY TRUSTEE     HELD BY TRUSTEE
--------------------------- ------------- ----------  -----------------------------------------  ----------- -----------------------
Michael Bozic (64)            Trustee     Since       Private investor; Director or Trustee of       197     Director of various
c/o Kramer Levin                          April 1994  the Retail Funds (since April 1994) and                business organizations.
Naftalis & Frankel LLP                                the Institutional Funds (since July 2003);
Counsel to the                                        formerly Vice Chairman of Kmart
Independent Trustees                                  Corporation (December 1998-
1177 Avenue of the                                    October 2000), Chairman and Chief
Americas                                              Executive Officer of Levitz Furniture
New York, NY 10036                                    Corporation (November 1995-November 1998)
                                                      and President and Chief Executive Officer
                                                      of Hills Department Stores (May 1991-
                                                      July 1995); formerly variously Chairman,
                                                      Chief Executive Officer, President and
                                                      Chief Operating Officer (1987-1991) of
                                                      the Sears Merchandise Group of Sears,
                                                      Roebuck & Co.


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                  IN FUND
                             POSITION(S)  LENGTH OF                                               COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     TIME            PRINCIPAL OCCUPATION(S) DURING        OVERSEEN     OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANTS   SERVED*                  PAST 5 YEARS**               BY TRUSTEE     HELD BY TRUSTEE
--------------------------- ------------- ----------  -----------------------------------------  ----------- -----------------------
Edwin J. Garn (72)            Trustee     Since       Consultant; Director or Trustee of the         197     Director of Franklin
1031 N. Chartwell  Court                  January     Retail Funds (since January 1993) and                  Covey (time
Salt Lake City, UT 84103                  1993        the Institutional Funds (since                         management systems),
                                                      July 2003); member of the Utah                         BMW Bank of North
                                                      Regional Advisory Board of Pacific                     America, Inc.
                                                      Corp. (utility company); formerly                      (industrial loan
                                                      Managing Director of Summit Ventures                   corporation), Escrow
                                                      LLC (lobbying and consulting firm)                     Bank USA (industrial
                                                      (2000-2004); United States Senator                     loan corporation)
                                                      (R-Utah) (1974-1992) and Chairman,                     United Space Alliance
                                                      Senate Banking Committee                               (joint venture
                                                      (1980-1986), Mayor of Salt Lake City,                  between Lockheed
                                                      Utah (1971-1974), Astronaut, Space                     Martin and the Boeing
                                                      Shuttle Discovery (April 12-19, 1985),                 Company) and Nuskin
                                                      and Vice Chairman, Huntsman                            Asia Pacific
                                                      Corporation (chemical company).                        (multilevel
                                                                                                             marketing); member of
                                                                                                             the board of various
                                                                                                             civic and charitable
                                                                                                             organizations.

Wayne E. Hedien (71)          Trustee     Since       Retired; Director or Trustee of the            197     Director of The PMI
c/o Kramer Levin                          September   Retail Funds (since September 1997)                    Group Inc. (private
Naftalis & Frankel LLP                    1997        and the Institutional Funds (since                     mortgage insurance);
Counsel to the                                        July 2003); formerly associated with                   Trustee and Vice
Independent Trustees                                  the Allstate Companies (1966-1994),                    Chairman of The Field
1177 Avenue of the                                    most recently as Chairman of The                       Museum of Natural
Americas                                              Allstate Corporation (March 1993-                      History; director of
New York, NY 10036                                    December 1994) and Chairman and                        various other business
                                                      Chief Executive Officer of its wholly-                 and charitable
                                                      owned subsidiary, Allstate Insurance                   organizations.
                                                      Company (July 1989-December 1994).

Dr. Manuel H. Johnson (56)    Trustee     Since       Senior Partner, Johnson Smick                   197    Director of NVR, Inc.
c/o Johnson Smick                         July 1991   International, Inc., a consulting firm;                (home construction);
Group, Inc.                                           Chairman of the Audit Committee and                    Director of KFX Energy;
888 16th Street, NW                                   Director or Trustee of the Retail Funds                Director of RBS
Suite 740                                             (since July 1991) and the Institutional                Greenwich Capital
Washington, D.C. 20006                                Funds (since July 2003); Co-Chairman                   Holdings (financial
                                                      and a founder of the Group of Seven                    holding company).
                                                      Council (G7C), an international
                                                      economic commission; formerly Vice
                                                      Chairman of the Board of Governors of
                                                      the Federal Reserve System and
                                                      Assistant Secretary of the U.S. Treasury.

Joseph J. Kearns (63)         Trustee     Since       President, Kearns & Associates LLC              198    Director of Electro
c/o Kearns &                              July 2003   (investment consulting); Deputy                        Rent Corporation
Associates LLC                                        Chairman of the Audit Committee and                    (equipment leasing),
PMB754                                                Director or Trustee of the Retail Funds                The Ford Family
23852 Pacific Coast Highway                           (since July 2003) and the Institutional                Foundation, and the
Malibu, CA 90265                                      Funds (since August 1994); previously                  UCLA Foundation.
                                                      Chairman of the Audit Committee of the
                                                      Institutional Funds (October 2001-
                                                      July 2003); formerly CFO of the J. Paul
                                                      Getty Trust.


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                  IN FUND
                             POSITION(S)  LENGTH OF                                               COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     TIME            PRINCIPAL OCCUPATION(S) DURING        OVERSEEN     OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE      REGISTRANTS   SERVED*                  PAST 5 YEARS**               BY TRUSTEE     HELD BY TRUSTEE
--------------------------- ------------- ----------  -----------------------------------------  ----------- -----------------------
Michael E. Nugent (69)        Trustee     Since       General Partner of Triumph Capital, L.P.,      197     Director of various
c/o Triumph Capital, L.P.                 July 1991   a private investment partnership;                      business organizations.
445 Park Avenue                                       Chairman of the Insurance Committee
New York, NY 10022                                    and Director or Trustee of the Retail
                                                      Funds (since July 1991) and the
                                                      Institutional Funds (since July 2001);
                                                      formerly Vice President, Bankers Trust
                                                      Company and BT Capital Corporation
                                                      (1984-1988).

Fergus Reid (73)              Trustee     Since       Chairman of Lumelite Plastics                  198     Trustee and Director
c/o Lumelite Plastics                     July 2003   Corporation; Chairman of the                           of certain investment
Corporation                                           Governance Committee and Director                      companies in the
85 Charles Colman Blvd.                               or Trustee of the Retail Funds (since                  JPMorgan Funds
Pawling, NY 12564                                     July 2003) and the Institutional Funds                 complex managed by
                                                      (since June 1992).                                     J.P. Morgan
                                                                                                             Investment Management
                                                                                                             Inc.


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

     The Trustees who are affiliated with the Investment Adviser or affiliates of the Investment Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee (as of December 31, 2004) and the other directorships, if any, held by the Trustee, are shown below.



                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                  IN FUND
                             POSITION(S)  LENGTH OF                                               COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH      TIME           PRINCIPAL OCCUPATION(S) DURING        OVERSEEN     OTHER DIRECTORSHIPS
    MANAGEMENT TRUSTEE       REGISTRANTS   SERVED*                  PAST 5 YEARS**                BY TRUSTEE     HELD BY TRUSTEE
--------------------------- ------------- ----------  -----------------------------------------  ----------- -----------------------
Charles A. Fiumefreddo (72)   Chairman    Since       Chairman and Director or Trustee of            197     None.
c/o Morgan Stanley Trust      of the      July 1991   the Retail Funds (since July 1991) and
Harborside Financial Center,  Board                   the Institutional Funds (since
Plaza Two,                    and                     July 2003); formerly Chief Executive
Jersey City, NJ 07311         Trustee                 Officer of the Retail Funds (until
                                                      September 2002).

James F. Higgins (57)         Trustee     Since       Director or Trustee of the Retail Funds        197     Director of AXA
c/o Morgan Stanley Trust                  June        (since June 2000) and the Institutional                Financial, Inc. and
Harborside Financial                      2000        Funds (since July 2003); Senior                        The Equitable Life
Center,                                               Advisor of Morgan Stanley (since                       Assurance Society of
Plaza Two,                                            August 2000); Director of the                          the United States
Jersey City, NJ 07311                                 Distributor and Dean Witter Realty Inc.;               (financial services).
                                                      previously President and Chief Operating
                                                      Officer of the Private Client Group of
                                                      Morgan Stanley (May 1999-August 2000), and
                                                      President and Chief Operating Officer of
                                                      Individual Securities of Morgan Stanley
                                                      (February 1997-May 1999).


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as Director/Trustee for the Retail Funds and the Institutional Funds reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.

                                  POSITION(S)           LENGTH OF
  NAME, AGE AND ADDRESS OF         HELD WITH              TIME                          PRINCIPAL OCCUPATION(S) DURING
     EXECUTIVE TRUSTEE            REGISTRANTS            SERVED*                                 PAST 5 YEARS**
------------------------------  ---------------  ------------------------  ------------------------------------------------------
Mitchell M. Merin (52)          President        Since May 1999            President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                                Investment Management Inc.; President, Director and
New York, NY 10020                                                         Chief Executive Officer of the Investment Adviser and
                                                                           the Administrator; Chairman and Director of the
                                                                           Distributor; Chairman and Director of the Transfer
                                                                           Agent; Director of various Morgan Stanley
                                                                           subsidiaries; President of the Institutional Funds
                                                                           (since July 2003) and President of the Retail Funds
                                                                           (since May 1999); Trustee (since July 2003) and President
                                                                           (since December 2002) of the Van Kampen Closed-End
                                                                           Funds; Trustee (since May 1999) and President (since
                                                                           October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)          Executive Vice   Since April 2003          Principal Executive Officer -- Office of the Funds
1221 Avenue of the Americas     President and                              (since November 2003); Managing Director of Morgan
New York, NY 10020              Principal                                  Stanley & Co. Incorporated, Morgan Stanley Investment
                                Executive                                  Management Inc. and Morgan Stanley; Managing Director,
                                Officer                                    Chief Administrative Officer and Director of the
                                                                           Investment Adviser and the Administrator; Chief
                                                                           Executive Officer and Director of the Transfer Agent;
                                                                           Managing Director and Director of the Distributor;
                                                                           Executive Vice President and Principal Executive
                                                                           Officer of the Institutional Funds (since July 2003)
                                                                           and the Retail Funds (since April 2003); Director of
                                                                           Morgan Stanley SICAV (since May 2004); previously
                                                                           President and Director of the Institutional Funds
                                                                           (March 2001-July 2003) and Chief Global Operations
                                                                           Officer of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)        Vice President   Since July 1995           Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                                Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                         Management Inc.; Director of the Transfer Agent, Chief
                                                                           Investment Officer of the Van Kampen Funds; Vice
                                                                           President of the Institutional Funds (since July 2003)
                                                                           and the Retail Funds (since July 1995).

Barry Fink (50)                 Vice President   Since February 1997       General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                                                (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                         Management; Managing Director (since December 2000),
                                                                           Secretary (since February 1997) and Director (since
                                                                           July 1998) of the Investment Adviser and Morgan Stanley
                                                                           Services; Vice President of the Retail Funds; Assistant
                                                                           Secretary of Morgan Stanley DW; Vice President of the
                                                                           Institutional Funds (since July 2003); Managing
                                                                           Director, Secretary and Director of the Distributor;
                                                                           previously Secretary of the Retail Funds (February
                                                                           1997-July 2003) and General Counsel (February
                                                                           1997-April 2004) of the Retail Funds; Vice President
                                                                           and Assistant General Counsel of the Investment Adviser
                                                                           and Morgan Stanley Services (February 1997-December
                                                                           2001).

Amy R. Doberman (43)            Vice President   Since July 2004           Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                Investment Management; Managing Director of Morgan
New York, NY 10020                                                         Stanley Investment Management Inc. and the
                                                                           Investment Adviser; Vice President of the
                                                                           Institutional and Retail Funds (since July
                                                                           2004); previously, Managing Director and General
                                                                           Counsel -- Americas, UBS Global Asset Management
                                                                           (July 2000-July 2004) and General Counsel, Aeltus
                                                                           Investment Management, Inc. (January 1997-July
                                                                           2000).


----------
* This is the earliest date the Trustee began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as an Officer for the Retail Funds and the Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

                                  POSITION(S)           LENGTH OF
  NAME, AGE AND ADDRESS OF         HELD WITH              TIME                           PRINCIPAL OCCUPATION(S) DURING
     EXECUTIVE TRUSTEE            REGISTRANTS            SERVED*                                 PAST 5 YEARS**
------------------------------  ---------------  ------------------------  ------------------------------------------------------
Stefanie V. Chang (38)          Vice President   Since July 2003           Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                         Inc. and the Investment Adviser; Vice President of
                                                                           the Institutional Funds (since December 1997) and
                                                                           the Retail Funds (since July 2003); formerly
                                                                           practiced law with the New York law firm of
                                                                           Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)           Treasurer and    Treasurer since           Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust        Chief Financial  July 2003 and Chief       Administrator (since December 2001); Vice President of
Harborside Financial Center,    Officer          Financial Officer         the Retail Funds (September 2002-July 2003), Vice
Plaza Two,                                       since September 2002      President of the Investment Adviser and the
Jersey City, NJ 07311                                                      Administrator (August 2000-November 2001) and Senior
                                                                           Manager at PricewaterhouseCoopers LLP
                                                                           (January 1998-August 2000).

Thomas F. Caloia (59)           Vice President   Since July 2003           Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                   Assistant Treasurer of the Investment Adviser, the
Harborside Financial Center,                                               Distributor and the Administrator; previously
Plaza Two,                                                                 Treasurer of the Retail Funds (April 1989-July 2003);
Jersey City, NJ 07311                                                      formerly First Vice President of the Investment Adviser,
                                                                           the Distributor and the Administrator.

Mary E. Mullin (38)             Secretary        Since July 2003           Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                         Inc. and the Investment Adviser; Secretary of the
                                                                           Institutional Funds (since June 1999) and the
                                                                           Retail Funds (since July 2003); formerly practiced
                                                                           law with the New York law firms of McDermott,
                                                                           Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                           Flom LLP.


----------
* This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.

** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

     In addition, the following individuals who are officers of the Investment Adviser or its affiliates serve as assistant secretaries of each of the Funds:
Lou Anne D. McInnis, Joseph Benedetti, Joanne Antico, Daniel Burton, Joanne Doldo, Tara A. Farrelly, Alice J. Gerstel, Edward J. Meehan, Elisa Mitchell, Elizabeth Nelson, Debra Rubano, Rita Rubin and Julien Yoo.

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in each of the Funds and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Adviser, Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2004 is shown below.



                                                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                            ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                         DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS    BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
   NAME OF TRUSTEE                  (AS OF DECEMBER 31, 2004)                         (AS OF DECEMBER 31, 2004)
----------------------   ----------------------------------------------   ----------------------------------------------
INDEPENDENT:

Michael Bozic                                                                              over $100,000
Edwin J. Garn                                                                              over $100,000
Wayne E. Hedien                                                                            over $100,000
Dr. Manuel H. Johnson                                                                      over $100,000
Joseph J. Kearns(1)                                                                        over $100,000
Michael E. Nugent                                                                          over $100,000
Fergus Reid(1)                                                                             over $100,000

INTERESTED:

Charles A. Fiumefreddo                                                                     over $100,000
James F. Higgins                                                                           over $100,000


----------

(1) Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional

     Funds (or portfolio thereof) that are offered as investment options under the plan. As of December 31, 2004, the value (including interest of the deferral accounts for Messrs. Kearns and Reid was $584,856 and $667,002, respectively, pursuant to the deferred compensation plan.

(2)  Active Assets Institutional Money Trust

     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of each Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of each Fund.


     INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds' boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three Trustees, including two Independent Trustees, serve as members of the Insurance Committee, and three Independent Trustees serve as members of the Governance Committee.


     The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.


     The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. Each Fund has adopted a formal, written Audit Committee Charter. During the Funds' fiscal year ended June 30, 2005, the Audit Committee held meetings.

     The members of the Audit Committee of the Funds are currently Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid. None of the members of the Funds' Audit Committee is an interested person, as defined under the Investment Company Act, of each Fund (with such disinterested Trustees being Independent Trustees or individually, Independent Trustee). Each Independent Trustee is also "independent" from each Fund under the listing standards of the New York Stock Exchange, Inc. (NYSE). The current Chairman of the Audit Committee of each Fund is Dr. Manuel H. Johnson.

     The Board of Trustees of each Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Funds' Board and on committees of such Board and recommends such qualified individuals for nomination by the Funds' Independent Trustees as candidates for election as Independent Trustees, advises the Funds' Board with respect to Board composition, procedures and committees, develops and recommends to the Funds' Board a set of corporate governance principles applicable to each Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Trustees and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of each Fund are currently Michael Bozic, Edwin J. Garn and Fergus Reid, each of whom is an Independent Trustee. The current Chairman of the Governance

Committee is Fergus Reid. During the Funds' fiscal year ended June 30, 2005, the Governance Committee held meetings.

     The Funds do not have a separate nominating committee. While the Funds' Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Funds believe that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for each Fund. Persons recommended by the Funds' Governance Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board's ability to manage and direct the affairs and business of each Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of each Fund expects to be able to continue to identify from their own resources an ample number of qualified candidates for the Funds' Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption "Shareholder Communications."

     There were    meetings of the Board of Trustees of each Fund held during the fiscal year ended June 30, 2005. The Independent Trustees of each Fund also
met times during that time, in addition to the   meetings of the full Board.

     Finally, the Boards have formed an Insurance Committee to review and monitor the insurance coverage maintained by each Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. During the Funds'
fiscal year ended June 30, 2005, the Insurance Committee held    meetings.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS TRUSTEES FOR THE RETAIL FUNDS AND INSTITUTIONAL FUNDS. The Independent Trustees and the Fund's management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

     TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of each Fund.


     SHAREHOLDER COMMUNICATIONS. Shareholders may send communications to the Funds' Board of Trustees. Shareholders should send communications intended for the Funds' Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Funds' office or directly to such Board member(s) at the address specified for each Trustee previously noted. Other shareholder communications received by the Funds not directly addressed and sent to the Board will be reviewed and generally responded to by managements, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

C. COMPENSATION


     Each Independent Trustee receives an annual retainer fee of $168,000 for serving the Retail Funds and the Institutional Funds. In addition, each Independent Trustee receives $2,000 for attending each of the four quarterly board meetings and two performance meetings that occur each year, so that an Independent Director who attended all six meetings would receive total compensation of $180,000 for serving the Funds. The Chairman of the Audit Committee receives an additional annual retainer fee of $60,000. Other Committee Chairmen and the Deputy Chairman of the Audit Committee receive an additional annual retainer fee of $30,000. The aggregate compensation paid to each Independent Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Mr. Fiumefreddo receives an annual fee for his services as Chairman of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

     Each of the Funds also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Funds who are or have been employed by the Investment Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.

     Effective April 1, 2004, each of the Funds began a Deferred Compensation Plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of each Fund.

     Prior to April 1, 2004, the Institutional Funds maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC
Plan).

     The following table shows aggregate compensation payable to each of the Funds' Trustees from each of the Funds for the fiscal year ended June 30, 2005, and the aggregate compensation payable to each of the Funds' Trustees by the Fund Complex (which includes all of the Retail and Institutional Funds) for the calendar year ended December 31, 2004.

                                  COMPENSATION



                                                                            NUMBER OF
                                                                        PORTFOLIOS IN THE
                                                       ACTIVE ASSETS      FUND COMPLEX      TOTAL COMPENSATION
                                     ACTIVE ASSETS     INSTITUTIONAL     FROM WHICH THE        FROM THE FUND
                                     INSTITUTIONAL      GOVERNMENT      TRUSTEE RECEIVED     COMPLEX PAYABLE
NAME OF TRUSTEE                       MONEY TRUST    SECURITIES TRUST     COMPENSATION          TO TRUSTEES
---------------                      -------------   ----------------   -----------------   ------------------
Michael Bozic(1)(3)                                                            197              $ 178,000
Edwin J. Garn(1)(3)                                                            197              $ 178,000
Wayne E. Hedien(1)(2)                                                          197              $ 178,000
Dr. Manuel H. Johnson(1)                                                       197              $ 238,000
Joseph J. Kearns(1)(4)                                                         198              $ 211,000
Michael E. Nugent(1)(2)                                                        197              $ 208,000
Fergus Reid(1)(3)                                                              198              $ 213,000

NAME OF INTERESTED TRUSTEE
--------------------------
Charles A. Fiumefreddo(2)                                                      197              $ 360,000
James F. Higgins                                                               197                      0


----------

(1) Member of the Audit Committee. Dr. Johnson is the Chairman of the Audit Committee and Mr. Kearns is the Deputy Chairman of the Audit Committee.
(2) Member of the Insurance Committee. Mr. Nugent is the Chairman of the Insurance Committee.
(3) Member of the Governance Committee. Mr. Reid is the Chairman of the Governance Committee.

(4)  Includes amounts deferred at the election of the Trustee under the DC Plan.
(5) Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in these columns are presented on a calendar year basis.

     Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds"), not including the Funds, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an "Eligible Trustee") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Director was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee's retirement as shown in the table below.

     The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by the 49 Retail Funds for the calendar year ended December 31, 2004, and the estimated retirement benefits for the Independent Trustees, from the 49 Retail Funds for each calendar year following retirement. Messrs. Kearns and Reid did not participate in the retirement program.



                                           RETIREMENT BENEFITS ACCRUED AS   ESTIMATED ANNUAL BENEFITS UPON
                                                    FUND EXPENSES                    RETIREMENT(1)
                                           ------------------------------   ------------------------------
                                                   BY ALL ADOPTING                 FROM ALL ADOPTING
NAME OF INDEPENDENT TRUSTEE                             FUNDS                             FUNDS
---------------------------                        ---------------                 -----------------
Michael Bozic                                                $                                  $
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent


----------
(1) Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee's life.


     In addition, Messrs. Bozic, Garn, Hedien, Johnson and Nugent received a lump sum benefit from the liquidation of a fund in the retirement program in 2004 in the amount of $3,639, $6,935, $5,361, $2,915 and $6,951, respectively.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     The following owned 5% or more of the outstanding shares of Active Assets Institutional Money Trust on October , 2005:

     The following owned 5% or more of the outstanding shares of Active Assets Institutional Government Securities Trust on October , 2005:


     As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Funds owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT ADVISORY AND OTHER SERVICES

A. INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser to each Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Prior to November 1, 2004, pursuant to an investment management agreement (the "Management Agreement") with the Investment Adviser, each Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets, including the placing of orders for the purchase and sales of portfolio securities. Each Fund paid the Investment Adviser monthly compensation calculated daily by applying the annual rate of 0.15% of the daily net assets.

     The Board of Trustees of the Funds approved amending and restating, effective November 1, 2004, the Management Agreement of each Fund to remove the administrative services component from the Management Agreement and to reduce the investment advisory fee to the annual rate of 0.10% of the daily net assets. The Funds' Investment Adviser will continue to provide investment advisory services under an Amended and Restated Investment Advisory Agreement ("Investment Advisory Agreement"). The administration services previously provided to the Fund by the Investment Adviser will be provided by Morgan Stanley Services Company Inc. ("Administrator"), a wholly-owned subsidiary of the Investment Adviser, pursuant to a separate administration agreement ("Administration Agreement") entered into by the Fund with the Administrator. Such change resulted in a 0.05% reduction in the investment advisory fee concurrent with the implementation of a 0.05% administration fee pursuant to the new administration agreement. Under the terms of the Administration Agreement, the Administrator will provide the same administrative services previously provided by the Investment Adviser.

     In the case of Active Assets Institutional Government Securities Trust, the Investment Adviser has capped the Fund's expenses as follows through December 31, 2006: [0.05% of the Fund's daily net assets while the Fund's net assets are up to $250 million]; 0.10% of the Fund's daily net assets while the Fund's net assets are between $250 million and $500 million; 0.15% of the Fund's daily net assets while the Fund's net assets are between $500 million and $750 million; 0.20% of the Fund's daily net assets once the Fund's net assets exceed $750 million.

     Thereafter in the case of Active Assets Institutional Government Securities Trust, and on an ongoing basis in the case of Active Assets Institutional Money Trust, the Investment Adviser has agreed, under each respective Investment Advisory Agreement and Administration Agreement, to assume Fund operating expenses (except for brokerage fees) to the extent such operating expenses exceed on an annualized basis 0.20% of the average daily net assets of the Fund.

     Taking these waivers and assumptions of expenses into account, for the fiscal years ended June 30, 2003, 2004 and 2005, Active Assets Institutional Money Trust accrued to the Investment Adviser total compensation under its Management Agreement and Investment Advisory Agreement in the amounts of $1,779,758, $1,611,003 and $_____, respectively.

     Taking these waivers and assumptions of expenses into account, for the fiscal period November 4, 2002 (commencement of operations) through June 30, 2003, and for the fiscal years ended June 30, 2004 and 2005, Active Assets Institutional Government Securities Trust accrued to the Investment Adviser total compensation under its Management Agreement and Investment Advisory Agreement in the amounts of $0, $65,556 and $_____, respectively.

     For the period November 1, 2004 through April 30, 2005, Active Assets Institutional Money Trust accrued to the Administrator total compensation under its Administration Agreement in the amount of $______.

     For the period November 1, 2004 through April 30, 2005, Active Assets Institutional Government Securities Trust accrued to the Administrator total compensation under its Administration Agreement in the amount of $______.

B. PRINCIPAL UNDERWRITER

     Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Adviser). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of each Fund. In addition, the Distributor may enter into similar agreements with other selected broker dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

     The Investment Adviser compensates Morgan Stanley DW's Financial Advisors by paying them, from the Investment Adviser's own funds, the following annual residual commissions, based on the current value of each account for investors in the Funds, for which they are the Financial Advisors of record:


FUND                                                                  ANNUAL RESIDUAL COMMISSION
Active Assets Institutional Money Trust                                         0.03%
Active Assets Institutional Government Securities Trust                         0.03%

     The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts.

     Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under each Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Funds or any of their shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Funds or their shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT ADVISER AND ADMINISTRATOR

     The Investment Adviser manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

     Under the terms of each Administration Agreement, the Administrator maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as the Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Investment Adviser, necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

     Expenses not expressly assumed by the Investment Adviser under each Investment Advisory Agreement or by the Administrator under each Administration Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses of each Fund and supplements thereto to the Funds' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any corporate affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of each Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Adviser (not including compensation or expenses of attorneys who are employees of the Investment Adviser); fees and expenses of each Fund's independent registered public accounting firm; membership dues of industry associations; interest on either Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of each Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of each Fund's operation.

     Each Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to either Fund or any of its investors for any act or omission by the Investment Adviser or for any losses sustained by either Fund or its investors.

     Each Investment Advisory Agreement will remain in effect from year to year, provided continuance of each Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

     Each Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to the Funds or any of its investors for any act or omission by the Administrator or for any losses sustained by the Funds or its investors. Each Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.


D. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Trust is the Transfer Agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on each Fund's shares and agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2) CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Bank of New York, 100 Church Street, New York, NY 10286, is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


               is the independent registered public accounting firm of each Fund. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.


(3) AFFILIATED PERSONS


     The Transfer Agent is an affiliate of the Investment Adviser and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


E. CODES OF ETHICS


     The Funds, the Investment Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

F. PROXY VOTING POLICY AND PROXY VOTING RECORD

     The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Investment Adviser. The following is a summary of the Investment Adviser's Proxy Voting Policy ("Proxy Policy").

     The Investment Adviser uses its best efforts to vote proxies on securities held in each Fund as part of its authority to manage, acquire and dispose of Fund assets. In this regard, the Investment Adviser has formed a Proxy Review Committee ("Committee") comprised of senior investment professionals that is responsible for creating and implementing the Proxy Policy. The Committee meets monthly but may meet more frequently as conditions warrant. The Proxy Policy provides that the Investment Adviser will vote proxies in the best interests of clients consistent with the objective of maximizing long-term investment returns. The Proxy Policy provides that the Investment Adviser will generally vote proxies in accordance with pre-determined guidelines contained in the Proxy Policy. The Investment Adviser may vote in a manner that is not consistent with the pre-determined guidelines, provided that the vote is approved by the Committee. The Investment Adviser will generally not vote a proxy if it has sold the affected security between the record date and the meeting date.

     The Proxy Policy provides that, unless otherwise determined by the Committee, votes will be cast in the manner described below:

     -  Generally routine proposals will be voted in support of management.

     - With regard to the election of directors, where no conflict exists and where no specific governance deficiency has been noted, votes will be cast in support of management's nominees.

     - The Investment Adviser will vote in accordance with management's recommendation with respect to certain non-routine proposals (i.e., reasonable capitalization changes, stock repurchase programs, stock splits, certain compensation-related matters, certain anti-takeover measures, etc.) which potentially may have a substantive financial or best interest impact on a shareholder.

     - The Investment Adviser will vote against certain non-routine proposals (i.e., unreasonable capitalization changes, establishment of cumulative voting rights for the election of directors, requiring supermajority shareholder votes to amend by-laws, indemnification of auditors, etc.) which potentially may have a substantive financial or best interest impact on a shareholder (notwithstanding management support).

     - The Investment Adviser will vote in its discretion with respect to certain non-routine proposals (i.e., mergers, acquisitions, take-overs, spin-offs, etc.) which may have a substantive financial or best interest impact on an issuer.

     - The Investment Adviser will vote for certain shareholder proposals it believes call for reasonable charter provisions or corporate governance practices (i.e., requiring auditors to attend annual shareholder meetings, requiring that members of compensation, nominating and audit committees be independent, requiring diversity of board membership relating to broad based social, religious or ethnic groups, reducing or eliminating supermajority voting requirements, etc).

     - The Investment Adviser will vote against certain shareholder proposals it believes call for unreasonable charter provisions or corporate governance practices (i.e., proposals to declassify boards, proposals to require a company to prepare reports that are costly to provide or that would require duplicative efforts or expenditure that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders, proposals requiring inappropriate endorsements or corporate actions, etc.)

     - Certain other shareholder proposals (i.e., proposals that limit the tenure of directors, proposals that limit golden parachutes, proposals requiring directors to own large amounts of company stock to be eligible for election, proposals that limit retirement benefits or executive compensation, etc.) generally are evaluated by the Committee based on the nature of the proposal and the likely impact on shareholders.

     While the proxy voting process is well-established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-U.S. companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent the Investment Adviser's ability to vote such proxies. As a result, non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to the Fund of voting such proxies.

CONFLICTS OF INTEREST

     If the Committee determines that an issue raises a material conflict of interest, or gives rise to a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict in question and that the Committee will have sole discretion to cast a vote.

THIRD PARTIES

     To assist in its responsibility for voting proxies, the Investment Adviser has retained Institutional Shareholder Services ("ISS") and Glass Lewis as experts in the proxy voting and corporate governance area. In addition to ISS and Glass Lewis, the Investment Adviser may from time to time retain other proxy research providers. ISS, Glass Lewis and these other proxy research providers are referred to as "Research Providers." The services provided to the Investment Adviser by the Research Providers include in-depth research, global issuer analysis, and voting recommendations. While the Investment Adviser may review and utilize recommendations made by the Research Providers in making proxy voting decisions, it is in no way obligated to follow such recommendations. In addition to research, the Research Providers provide vote execution, reporting, and recordkeeping. The Committee carefully monitors and supervises the services provided by the Research Providers.

FURTHER INFORMATION

     A copy of the Proxy Policy, as well as each Fund's proxy voting record for the most recent twelve-month period ended June 30, are available (i) without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/funds and (ii) on the SEC's web site at www.sec.gov.

G. REVENUE SHARING

     The Investment Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Funds, to Morgan Stanley DW and certain unaffiliated brokers, dealers or other financial intermediaries ("Intermediaries") in connection with the sale or retention of each Fund shares and/or shareholder servicing. For example, the Investment Adviser or the Distributor may pay additional compensation to Morgan Stanley DW and to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution fees, services fees and/or transfer agency fees that may be payable by each Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of each Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Intermediary's customers (which could include current or aged assets of each Fund and/or some or all other Morgan Stanley Funds), each Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Investment Adviser and/or Distributor.

     Morgan Stanley DW has an arrangement whereby the Funds' investment adviser, out of its own assets, pays Morgan Stanley DW an amount up to 0.18% annually of the value of the shares of the following money market funds held in Morgan Stanley DW accounts: New York Municipal Money Market Trust; Tax-Fee Daily Income Trust; U.S. Government Money Market Trust; Liquid Asset Fund Inc.; Active Assets Institutional Money Trust; Active Assets California Tax Free Trust; Active Assets Government Securities Trust; Active Assets Tax Free Trust; Active Assets Money Trust; Active Assets Institutional Government Securities Trust; and California Tax-Free Daily Income Trust.

     In addition, for the Active Assets Institutional Government Securities Trust and the Active Assets Institutional Money Trust, Morgan Stanley Funds' Investment Manager pays Morgan Stanley DW an additional 0.03% annually of the value of shares held in Morgan Stanley DW accounts.

     The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley DW or other Intermediaries may provide Morgan Stanley DW or other Intermediaries and/or Financial Advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley DW or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

     You should review carefully any disclosure by such brokers, dealers or other Intermediaries as to their compensation.

     In addition to the payments described above, Morgan Stanley reports its business segment results utilizing an allocation methodology which reflects the economics of each business segment by representing transactions as if conducted between a Morgan Stanley business segment and an external party. Accordingly, for sales of Money Market Funds, an amount equal to a portion of the Fund's advisory fee is reflected, for financial reporting purposes only, as paid by the Investment Adviser to a Morgan Stanley business segment.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through dealers, issuers or underwriters. Such transactions are generally made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     During the fiscal years ended June 30, 2003, 2004 and 2005, Active Assets Institutional Money Trust paid no such brokerage commissions or concessions.

     During the period November 4, 2002 (commencement of operations) through June 30, 2003 and during the fiscal years ended June 30, 2004 and 2005, Active Assets Institutional Government Securities Trust paid no such brokerage commissions or concessions.


B. COMMISSIONS

     Pursuant to an order of the Securities and Exchange Commission (the "SEC"), each Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. Each Fund will limit its transactions with Morgan Stanley DW to U.S. government and government agency securities. The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.


     During the fiscal years ended June 30, 2003, 2004 and 2005, Active Assets Institutional Money Trust did not effect any principal transactions with Morgan Stanley DW.

     During the period November 4, 2002 (commencement of operations) through June 30, 2003 and during the fiscal years ended June 30, 2004 and 2005, Active Assets Institutional Government Securities Trust did not effect any principal transactions with Morgan Stanley DW.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for either Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Adviser by any amount of the brokerage commissions they may pay to an affiliated broker or dealer.

     During the fiscal years ended June 30, 2003, 2004 and 2005, Active Assets Institutional Money Trust paid no brokerage commissions to an affiliated broker or dealer.

     During the period November 4, 2002 (commencement of operations) through June 30, 2003 and during the fiscal years ended June 30, 2004 and 2005, Active Assets Institutional Government Securities Trust paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

     The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.


     In seeking to implement the Funds' policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     The information and services received by the Investment Adviser from brokers and dealers may be utilized by the Investment Adviser and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Adviser and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Adviser by any amount that may be attributable to the value of such services.

     Subject to the principle of obtaining best price and execution, the Investment Adviser may consider a broker-dealer's sales of shares of each Fund as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Fund's portfolio transactions. The Funds do not, however, require a broker-dealer to sell shares of the Fund, in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of the Funds' transactions will be directed to a broker which sells shares of the Funds to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

     The Investment Adviser and certain of its affiliates currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Funds) in such manner they deem equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. The Investment Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.


D. DIRECTED BROKERAGE


     During the fiscal year ended June 30, 2005, Active Assets Institutional Money Trust did not pay any brokerage commissions to brokers because of research services provided.

     During the fiscal year ended June 30, 2005, Active Assets Institutional Government Securities Trust did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


     [During the fiscal year ended June 30, 2005, Active Assets Institutional
Money Trust purchased securities issued by          , which issuers were among
the ten brokers or the ten dealers which executed transactions for or with Active Assets Institutional Money Trust in the largest dollar amounts during the year. At June 30, 2005 Active Assets Institutional Money Trust held securities
issued by             with market values of $____ , $_____ and $_____ ,
respectively.]

     [During the fiscal year ended June 30, 2005, Active Assets Institutional Government Securities Trust did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At June 30, 2005, the Fund did not own any securities issued by any of such issuers.]

VII. CAPITAL STOCK AND OTHER SECURITIES


     The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the PROSPECTUS.

     The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Funds are required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

     The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

A. PURCHASE/REDEMPTION OF SHARES

     Information concerning how Fund shares are offered to the public (and how they are redeemed) is provided in the Funds' PROSPECTUS.

     TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Funds are not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

     The price of each Fund's shares, called "net asset value," is based on the value of each respective Fund's portfolio securities.

     Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the investment. During such periods, the yield to investors in each Fund may differ somewhat from that obtained in a similar company which uses marked-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in either Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.


     The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of either Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.


     Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

     A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

     An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) an Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by the Trustees; (iii) in addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities; however, each Fund may invest in adjustable rate government securities with final maturities in excess of 397 days.


     As permitted by the Rule, the Trustees have delegated to the Funds' Investment Adviser the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.


     Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of each Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

     The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

     The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments that the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days, except for obligations of the U.S. Government where the variable rate of interest is readjusted no less frequently than every 762 calendar days and which shall be deemed to have a remaining maturity equal to the period remaining until the next readjustment of the interest rate. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the applicable Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

     If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Funds will notify their respective shareholders of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS


     Each Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return. The tax treatment of the investment activities of the Funds will affect the amount, timing and character of the distributions made by each Fund. The following discussion is only a summary of certain tax considerations generally affecting the Funds and shareholders of the Funds and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


     Each Fund intends to declare and pay all of its net investment income (and net short-term capital gains, if any) as dividends daily. Dividends are automatically reinvested in additional Fund shares at net asset value. Net investment income, for dividend purposes, includes accrued interest and original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of each Fund, respectively. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund.

     The Trustees of the Funds may revise the dividend policy or postpone the payment of dividends if a Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

     It is each Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


     TAXES. Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income taxes, provided that each Fund timely distributes all of its taxable net investment income and all of its net realized gains to its shareholders.


     Each Fund generally intends to distribute sufficient income and gains so that it will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any capital gains in any year for reinvestment. In such event, a Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by each Fund will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.


     Under certain tax rules, the Funds may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Funds receive no payments in cash on the security during the year. To the extent that the Funds invest in such securities, they would be required to pay out such income as an income distribution in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Funds or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Adviser will select which securities to sell. The Funds may realize a gain or loss from such sales. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     Shareholders normally will be subject to federal income tax, and state and/or local income taxes on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains and long-term capital gains. Interest income and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Net long-term capital gains distributions are taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the shareholder receives such distribution in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the rate on all dividends would move to 35% in 2009 and 39.6% in 2011.


     It is not anticipated that the ordinary dividends or net long-term capital gains distributions will be eligible for the federal dividends received deduction available to corporations.


     Shareholders are generally taxed on any ordinary dividend or capital gain distribution from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December to shareholders of record of such month and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31.


     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Funds of any taxable interest income and short-term capital gains.

     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income and the portion taxable as long-term capital gains.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the tax basis of the shares. Fund shares held for a period of one-year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year generally will result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009. However, as each Fund intends to maintain its share price at $1.00, preserving the principal value of a shareholder's investment, a shareholder generally will not realize gain or loss on the sale or redemption of shares in a Fund.

X. UNDERWRITERS

     Each Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the section titled "Principal Underwriter."

XI. PERFORMANCE DATA


     Active Assets Institutional Money Trust's current yield for the seven days
ended June 30, 2005 was   %. The seven day effective annual yield on June 30,
2005 was   %, assuming daily compounding.

     Active Assets Institutional Government Securities Trust's current yield for
the seven days ended June 30, 2005 was   %. The seven day effective annual yield
on June 30, 2005 was  %, assuming daily compounding.


XII. FINANCIAL STATEMENTS


     The Funds' audited financial statements for the fiscal year ended June 30,
2005, including notes thereto and the report of     , are herein incorporated by
reference from the Funds' annual reports. Copies of the Funds' ANNUAL REPORTS TO SHAREHOLDERS must accompany the delivery of this STATEMENT OF ADDITIONAL INFORMATION.


XIII. FUND COUNSEL

     Clifford Chance US LLP, located at 31 West 52nd Street, New York, New York 10019, acts as the Funds' legal counsel.


                                      *****

     This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENTS the Funds have filed with the SEC. The complete REGISTRATION STATEMENT for each Fund may be obtained from the SEC.

             ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a). Declaration of Trust of the Registrant, is incorporated by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on January 22, 2002.

(b). Amended and Restated By-Laws of the Registrant, dated April 24, 2003, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 1 to Registration Statement on Form N-1A, filed on August 29, 2003.

(c).      None

(d). Amended and Restated Investment Advisory Agreement, dated November 1, 2004, is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Morgan Stanley Small-Mid Special Value Fund, dated June 24, 2005.

(e)(1). Form of Distribution Agreement between the Registrant and Morgan Stanley Distributors Inc., is incorporated by reference to Exhibit 5(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 12, 2002.

(e)(2).   Form of Selected Dealer Agreement, is incorporated by reference to
          Exhibit 5(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 12, 2002.

(f).      Not applicable

(g)(1). Form of Custodian Agreement between the Registrant and the bank of New York, is incorporated by reference to Exhibit 7(a)of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 12, 2002.

(g)(2). Form of Amendment to the custody Agreement between the Registrant and the Bank of New York, is incorporated by reference to Exhibit 7(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 12, 2002.

(g)(3). Form of Foreign Custody Manager Agreement between the Bank of New York and the Registrant, is incorporated by reference to Exhibit 7(c) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 12, 2002.

(h)(1). Amended and Restated Transfer Agency and Service Agreement, dated November 1, 2004, between the Registrant and Morgan Stanley Services Company Inc., is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(h)(2). Administration Agreement, dated November 1, 2004, between the Registrant and Morgan Stanley Services Company Inc., is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(i)(1). Opinion and Consent of Clifford Chance US LLP, to be filed by further amendment.

(i)(2). Opinion of Dechert LLP, Massachusetts Counsel, to be filed by further amendment.

(j). Consent of Independent Registered Public Accounting Firm, to be filed by further amendment.

(k).      Not applicable

(l). Investment Letter of Morgan Stanley Investment Advisors Inc.,is incorporated by reference to Exhibit 12 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 12, 2002.

(m).      Not applicable

(n).      Not applicable

(o).      Not applicable

(p)(1). Code of Ethics of Morgan Stanley Investment Management, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(p)(2). Code of Ethics of Morgan Stanley Funds, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

(q). Powers of Attorney of Trustees, dated May 1, 2005, is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Morgan Stanley Growth Fund, filed on May 27, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     None

ITEM 25. INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust, neither the Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant's Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant's Administration Agreement, the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the Administrator or for any losses sustained by the Fund or its investors.

     Pursuant to Section 7 of the Registrant's Underwriting Agreement, the Registrant shall indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the 1933 Act, or on any other statute or at common law, on the grounds that the Registration Statement or related Prospectus and Statement of Additional Information, as from time to time amended and supplemented, or the annual or interim reports to shareholders of the Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Underwriter; provided, however, that in no case (i) is the indemnity of the Registrant in favor of the Underwriter and any such controlling persons to be deemed to protect the Underwriter or any such controlling persons thereof against any liability to the Registrant or its security holders to which the Underwriter or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement; or (ii) is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Underwriter or any such controlling persons, unless the Underwriter or any such controlling persons, as the case may be, shall have notified the Registrant in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Underwriter or such controlling persons (or after the Underwriter or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Registrant of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940 ("Investment Company Act"), so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     The Registrant, in conjunction with the Investment Adviser, the Registrant's Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "Fund Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co. Incorporated. Set forth below is the name and principal business address of each company for which each director or officer of Morgan Stanley Investment Advisors Serves as a director, officer or employee:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 Avenue of the Americas, New York, New York 10020

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

        NAME AND POSITION WITH                     OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
  MORGAN STANLEY INVESTMENT ADVISORS                 INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
---------------------------------------    --------------------------------------------------------------------------------
Mitchell M. Merin                          President and Chief Operating Officer of Morgan Stanley Investment Management;
President, Chief Executive Officer         Chairman and Director of Morgan Stanley Distributors; Chairman and Director of
and Director                               Morgan Stanley Trust; President, Chief Executive Officer and Director of Morgan
                                           Stanley Services; President of the Morgan Stanley Retail Funds and the
                                           Institutional Funds; Director of Morgan Stanley Investment Management Inc.;
                                           Director of various Morgan Stanley subsidiaries; Trustee, President and Chief
                                           Executive Officer of the Van Kampen Open-End Funds; President and Chief
                                           Executive Officer of the Van Kampen Closed-End Funds.

Barry Fink                                 Managing Director and General Counsel of Morgan Stanley Investment Management;
Managing Director,                         Managing Director and Director of Morgan Stanley Services; Managing Director,
and Director                               Secretary, and Director of Morgan Stanley Distributors; Vice President of the
                                           Morgan Stanley Funds.

Joseph J. McAlinden                        Chief Investment Officer and Managing Director of Morgan Stanley Investment
Managing Director and                      Management Inc.
Chief Investment Officer

Ronald E. Robison                          Principal Executive Officer of Funds in the Fund Complex; Managing Director,
Managing Director, Chief                   Chief Administrative Officer and Director of Morgan Stanley Services; Chief
Administrative Officer and                 Executive Officer and Director of Morgan Stanley Trust; Managing Director of
Director                                   Morgan Stanley Distributors; Executive Vice President and Principal Executive
                                           Officer of the Morgan Stanley Funds; Director of Morgan Stanley SICAV.

P. Dominic Caldecott                       Managing Director of Morgan Stanley Investment Management Inc. and Morgan
Managing Director                          Stanley Dean Witter Investment Management Limited; Vice President and Investment
                                           Manager of Morgan Stanley & Co. International.

Rajesh K. Gupta                            Managing Director and Chief Administrative Officer-Investments of Morgan Stanley
Managing Director and                      Investment Management Inc.
Chief Administrative Officer-
Investments

        NAME AND POSITION WITH                     OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
  MORGAN STANLEY INVESTMENT ADVISORS                 INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
---------------------------------------    --------------------------------------------------------------------------------
John B. Kemp, III                          President and Chief Executive Officer of Morgan Stanley Distributors.
Executive Director

Francis J. Smith                           Executive Director of Morgan Stanley Services; Vice President and
Executive Director                         Chief Financial Officer of the Morgan Stanley Funds.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust

(2)  Active Assets Government Securities Trust

(3)  Active Assets Institutional Government Securities Trust

(4)  Active Assets Institutional Money Trust

(5)  Active Assets Money Trust

(6)  Active Assets Tax-Free Trust

(7)  Morgan Stanley Aggressive Equity Fund

(8)  Morgan Stanley Allocator Fund

(9)  Morgan Stanley American Opportunities Fund

(10) Morgan Stanley Balanced Growth Fund

(11) Morgan Stanley Balanced Income Fund

(12) Morgan Stanley Biotechnology Fund

(13) Morgan Stanley California Tax-Free Daily Income Trust

(14) Morgan Stanley California Tax-Free Income Fund

(15) Morgan Stanley Capital Opportunities Trust

(16) Morgan Stanley Convertible Securities Trust

(17) Morgan Stanley Developing Growth Securities Trust

(18) Morgan Stanley Dividend Growth Securities Inc.

(19) Morgan Stanley Equally-Weighted S&P 500 Fund

(20) Morgan Stanley European Equity Fund Inc.

(21) Morgan Stanley Financial Services Trust

(22) Morgan Stanley Flexible Income Trust

(23) Morgan Stanley Fundamental Value Fund

(24) Morgan Stanley Global Advantage Fund

(25) Morgan Stanley Global Dividend Growth Securities

(26) Morgan Stanley Global Utilities Fund

(27) Morgan Stanley Growth Fund

(28) Morgan Stanley Health Sciences Trust

(29) Morgan Stanley High Yield Securities Inc.

(30) Morgan Stanley Income Builder Fund

(31) Morgan Stanley Income Trust

(32) Morgan Stanley Information Fund

(33) Morgan Stanley International Fund

(34) Morgan Stanley International SmallCap Fund

(35) Morgan Stanley International Value Equity Fund

(36) Morgan Stanley Japan Fund

(37) Morgan Stanley KLD Social Index Fund

(38) Morgan Stanley Limited Duration Fund

(39) Morgan Stanley Limited Duration U.S. Treasury Trust

(40) Morgan Stanley Limited Term Municipal Trust

(41) Morgan Stanley Liquid Asset Fund Inc.

(42) Morgan Stanley Mid-Cap Value Fund

(43) Morgan Stanley Mortgage Securities Trust

(44) Morgan Stanley Multi-Asset Class Fund

(45) Morgan Stanley Nasdaq-100 Index Fund

(46) Morgan Stanley Natural Resource Development Securities Inc.

(47) Morgan Stanley New York Municipal Money Market Trust

(48) Morgan Stanley New York Tax-Free Income Fund

(49) Morgan Stanley Pacific Growth Fund Inc.

(50) Morgan Stanley Prime Income Trust

(51) Morgan Stanley Real Estate Fund

(52) Morgan Stanley S&P 500 Index Fund

(53) Morgan Stanley Select Dimensions Investment Series

(54) Morgan Stanley Small-Mid Special Value Fund

(55) Morgan Stanley Special Growth Fund

(56) Morgan Stanley Special Value Fund

(57) Morgan Stanley Strategist Fund

(58) Morgan Stanley Tax-Exempt Securities Trust

(59) Morgan Stanley Tax-Free Daily Income Trust

(60) Morgan Stanley Total Market Index Fund

(61) Morgan Stanley Total Return Trust

(62) Morgan Stanley U.S. Government Money Market Trust

(63) Morgan Stanley U.S. Government Securities Trust

(64) Morgan Stanley Utilities Fund

(65) Morgan Stanley Value Fund

(66) Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 25 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. None of the following persons has any position or office with the Registrant.

                                     POSITIONS AND OFFICE WITH
NAME                                MORGAN STANLEY DISTRIBUTORS
----                        -------------------------------------------
Fred Gonfiantini            Executive Director and Financial Operations
                              Principal of Morgan Stanley Distributors

(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

                                 JPMorgan Chase Bank
                                 One Chase Plaza
                                 New York, New York 10005
                                 (records relating to its function as custodian)

                                 Morgan Stanley Investment Advisors Inc.
                                 1221 Avenue of the Americas
                                 New York, New York 10020
                                 (records relating to its function as investment adviser)

                                 Morgan Stanley Trust
                                 Harborside Financial Center, Plaza Two
                                 2nd Floor
                                 Jersey City, New Jersey 07311
                                 (records relating to its function as transfer agent and dividend disbursing agent)

                                 Morgan Stanley Services Company Inc.
                                 Harborside Financial Center, Plaza Two
                                 7th Floor
                                 Jersey City, New Jersey 07311
                                 (records relating to its function as
                                 administrator)

ITEM 29. MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of August, 2005.


                                     ACTIVE ASSETS INSTITUTIONAL GOVERNMENT
                                     SECURITIES TRUST


                                     By:       /s/ RONALD E. ROBISON
                                         ---------------------------------------
                                               Ronald E. Robison
                                               PRINCIPAL EXECUTIVE OFFICER

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the dates indicated.

                  SIGNATURES                                 TITLE                         DATE
                  ----------                                 -----                         ----
(1) Principal Executive Officer                  Executive Vice President and
                                                 Principal Executive Officer

By:           /s/ RONALD E. ROBISON
    ---------------------------------------
              Ronald E. Robison                                                       August 29, 2005


(2) Principal Financial Officer                  Chief Financial Officer


By:           /s/ FRANCIS J. SMITH
    ---------------------------------------
              Francis J. Smith                                                        August 29, 2005


(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins


By:           /s/ BARRY FINK
    ---------------------------------------
              Barry Fink                                                              August 29, 2005
              Attorney-in-Fact


   Michael Bozic            Joseph J. Kearns
   Edwin J. Garn            Michael E. Nugent
   Wayne E. Hedien          Fergus Reid
   Manuel H. Johnson


By:           /s/ CARL FRISCHLING
    ---------------------------------------
              Carl Frischling                                                         August 29, 2005
              Attorney-in-Fact